Schedule of unrecognized deferred tax assets (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2025	Mar. 31, 2024
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized deferred tax assets	₨ 2,445,505	₨ 2,553,559
Temporary differences [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized deferred tax assets	276,775	282,544
Unabsorbed depreciation [Member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized deferred tax assets	₨ 2,168,730	₨ 2,271,015